Acquisitions & Divestitures - Purchase Price Allocation 2020 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions
Goodwill	$ 59,617	$ 58,222	$ 36,265
2020 Acquisitions
Acquisitions
Current assets	35
Property, plant, and equipment/noncurrent assets	7
Goodwill	575
Total assets acquired	784
Current liabilities	19
Noncurrent liabilities	41
Total liabilities assumed	61
Total purchase price	$ 723
Acquired intangible asset, weighted average useful life	6 years 9 months 18 days
Goodwill deductible for tax purposes	$ 0
2020 Acquisitions | Client relationships
Acquisitions
Intangible assets	$ 84
2020 Acquisitions | Client relationships | Minimum
Acquisitions
Acquired intangible asset, weighted average useful life	5 years
2020 Acquisitions | Client relationships | Maximum
Acquisitions
Acquired intangible asset, weighted average useful life	7 years
2020 Acquisitions | Completed technology
Acquisitions
Intangible assets	$ 73
2020 Acquisitions | Completed technology | Minimum
Acquisitions
Acquired intangible asset, weighted average useful life	2 years
2020 Acquisitions | Completed technology | Maximum
Acquisitions
Acquired intangible asset, weighted average useful life	7 years
2020 Acquisitions | Trademarks
Acquisitions
Intangible assets	$ 11
2020 Acquisitions | Trademarks | Minimum
Acquisitions
Acquired intangible asset, weighted average useful life	1 year
2020 Acquisitions | Trademarks | Maximum
Acquisitions
Acquired intangible asset, weighted average useful life	7 years
Cloud & Cognitive Software | 2020 Acquisitions
Acquisitions
Goodwill	$ 362
Global Business Services | 2020 Acquisitions
Acquisitions
Goodwill	205
Systems | 2020 Acquisitions
Acquisitions
Goodwill	$ 8